Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2018 and 2019:

	Yen in millions
	March 31,
	2018	2019
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	154	—
Investments and other assets - Other	668	—

Total	822	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	46,425	74,971
Investments and other assets - Other	175,635	114,642

Total	222,060	189,613

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	34,922	10,720
Investments and other assets - Other	—	—

Total	34,922	10,720

Total derivative assets	257,804	200,333
Counterparty netting	(97,617)	(89,364)
Collateral received	(92,146)	(46,590)

Carrying value of derivative assets	68,041	64,379

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	—	—
Other long-term liabilities	—	—

Total	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(34,716)	(28,911)
Other long-term liabilities	(158,830)	(189,157)

Total	(193,546)	(218,068)

Foreign exchange forward and option contracts
Other current liabilities	(3,610)	(13,847)
Other long-term liabilities	—	—

Total	(3,610)	(13,847)

Total derivative liabilities	(197,156)	(231,915)
Counterparty netting	97,617	89,364
Collateral posted	55,650	110,159

Carrying value of derivative liabilities	(43,889)	(32,392)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2018 and 2019:

	Yen in millions
	March 31,
	2018		2019
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	12,643	19,895,085	—	21,001,883
Foreign exchange forward and option contracts	—	2,731,534	—	4,005,578

Total	12,643	22,626,619	—	25,007,461

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2017, 2018 and 2019:

	Yen in millions
	For the years ended March 31,
	2017		2018		2019
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Cost of financing operations	(339)	1,212	782	(227)	(822)	799

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	(61,884)		42,220		(18,433)
Foreign exchange gain (loss), net	12,516		30,339		37,124
Foreign exchange forward and option contracts
Cost of financing operations	2,614		6,442		2,240
Foreign exchange gain (loss), net	81,614		73,115		(69,826)